INCOME TAXES (Details 9) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits that would affect effective tax rate	¥ 3,258	¥ 4,804
No estimate of change in next 12 months.	0
Interest and penalties related to unrecognized tax benefits	(184)	24	¥ (25)
Interest and penalties related to unrecognized tax benefits accrued	¥ 119	¥ 303
Japan Tax Authority | Earliest identified tax year
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2015
United States Tax Authority | Earliest identified tax year
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2011